Intangible Assets - Schedule of Other Intangibles (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 563	£ 605
Additions	102	173
Disposals	0	14
Charge	(197)	(191)
Impairment	(25)	(10)
Ending balance	443	563
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,249	1,090
Additions	102	173
Disposals	47	14
Charge	0	0
Impairment	0	0
Ending balance	1,304	1,249
Accumulated amortisation/ impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(686)	(485)
Additions	0	0
Disposals	(47)	0
Charge	(197)	(191)
Impairment	(25)	(10)
Ending balance	£ (861)	£ (686)